Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Timberland Bancorp Inc
Amendment Flag	false
Entity Central Index Key	0001046050
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Timberland Bancorp Inc
Amendment Flag	false
Entity Central Index Key	0001046050